Commitments and Contingencies	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

8       Commitments and contingencies

The Company has the following obligations over the next five fiscal years ending June 30, 2023:

Clinical development

The Company has entered into contracts for drug manufacturing and clinical study management related to its Phase III clinical trial for a total of $654,829. While this trial has now been parked, certain costs related to the parking of this trial as well as manufacturing costs related to drug supply have been committed to by the Company. Pursuant to the commitment for clinical trial management, the Company has paid a total of $921,027 in deposits related to study initiation and certain study costs. These deposits are available to be applied against invoices received from the contract research organization but have not been netted against the Company’s commitments for the fiscal year ended June 30, 2018.

Office lease

The Company currently rents its offices on a month-to-month basis at a rate of $4,708 (CA$6,200) per month. During the year ended June 30, 2018, the Company recorded $58,434 as rent expense (2017 – $35,908).